Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following as of the following periods (in thousands):

	As of June 30, 2026	As of December 31, 2025
Machinery and equipment	$11,936	$11,505
Furniture and fixtures	108	108
Computer network equipment	36	36
Leasehold improvements	1,091	1,108
Construction in progress	2,258	921
Total property and equipment	15,429	13,678
Less: accumulated depreciation	(10,239)	(9,594)
Property and equipment, net	$5,190	$4,084

Property and equipment, net consists of the following as of the following periods (in thousands):

	As of December 31,
	2025	2024
Machinery and equipment	11,505	$9,784
Furniture and fixtures	108	108
Computer network equipment	36	36
Leasehold improvements	1,108	1,106
Construction in progress	921	204
Total property and equipment	13,678	11,238
Less: Accumulated depreciation	(9,594)	(8,484)
Property and equipment, net	4,084	$2,754